Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Health Care Fund	Sep. 28, 2024
Fidelity Advisor Health Care Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(2.16%)
Past 5 years	7.93%
Past 10 years	9.37%
Fidelity Advisor Health Care Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.16%)
Past 5 years	7.30%
Past 10 years	8.38%
Fidelity Advisor Health Care Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.28%)
Past 5 years	6.25%
Past 10 years	7.39%
Fidelity Advisor Health Care Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	2.02%
Past 5 years	8.40%
Past 10 years	9.37%
Fidelity Advisor Health Care Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(0.09%)
Past 5 years	8.16%
Past 10 years	9.35%
Fidelity Advisor Health Care Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	4.07%
Past 5 years	9.50%
Past 10 years	10.31%
Fidelity Advisor Health Care Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	4.20%
Past 5 years	9.63%
Since Inception	6.07%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1513
Average Annual Return:
Past 1 year	2.56%
Past 5 years	11.04%
Past 10 years	11.10%

[1]	A From October 2, 2018 .